UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

         READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer
         CONSECO FUND GROUP
         11825 N. Pennsylvania Street
         Carmel, IN  46032


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]

3.     Investment Company Act File Number:
         811-07839

       Securities Act File Number
         333-13185

4(a).  Last day of fiscal year for which this Form is filed: December 31, 1997


4(b). Check box is this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
       A.2) [ ]


       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


4(c).  Check box if this is the last time the issuer will be filing this Form.
       [ ]


5.     Calculation of registration fee:

       (i) Aggregate sale price of securities sold
       during the fiscal year pursuant to section
       24(f):                                                    100,826,580

       (ii) Aggregate price of securities redeemed
       or repurchased during the fiscal year:                      7,800,465

       (iii) Aggregate price of securities
       redeemed or repurchased during any prior
       fiscal year ending no earlier than October
       11, 1995 that were not previously used to
       reduce registration fees payable to the
       Commission:                                                         0

       (iv) Total available redemption credits
       [add Items 5(ii) and 5(iii):                                7,800,465

       (v) Net sales - if Item 5(i) is greater
       than Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                                93,026,115

       (vi) Redemption credits available for use
       in future years - if Item 5(i) is less than
       Item 5(iv) [subtract item 5(iv) from
       Item 5(i):                                                          0

       (vii) Multiplier for determining
       registration fee (See Instruction
       C.9):                                                         .000295

       (viii) Registration fee due [multiply Item
       5(v) by Item 5(vii)] (enter "0" if no
       fee is due):                                                   27,443

6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): N/A

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: 27,443

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  March 30, 1998  - Account's CIK Number 1023658


                  Method of delivery:                Wire Transfer


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:  (Signature and Title)*                 /s/ Maxwell E. Bublitz
                                            ------------------------------------
                                            Maxwell E. Bublitz, President

Date: March 31, 1998

*Please print the name and title of the signing officer below the signature.